Schedule of Investments(a)
March 31, 2022
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–44.35%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$24,000	$24,456
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	49,000	49,547
		74,003
Aerospace & Defense–0.15%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	39,000	39,180
Boeing Co. (The), 2.20%, 02/04/2026	91,000	86,135
L3Harris Technologies, Inc., 3.85%, 06/15/2023	46,000	46,673
		171,988
Agricultural & Farm Machinery–0.12%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	147,000	135,483
Airlines–0.65%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	128,000	116,184
Series 2021-1, Class A, 2.88%, 07/11/2034	147,000	133,242
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	62,958	58,058
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	89,562	90,153
4.75%, 10/20/2028(b)	196,914	198,766
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	122,510	127,013
		723,416
Airport Services–0.16%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(b)	200,000	178,999
Apparel Retail–0.05%
Ross Stores, Inc., 3.38%, 09/15/2024	56,000	56,393
Application Software–0.49%
salesforce.com, inc.,
2.90%, 07/15/2051	138,000	122,960
3.05%, 07/15/2061	82,000	72,354
Workday, Inc.,
3.70%, 04/01/2029	146,000	146,457
3.80%, 04/01/2032	207,000	206,862
		548,633
Asset Management & Custody Banks–0.89%
Ares Capital Corp., 2.88%, 06/15/2028	96,000	85,162
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	291,000	269,728
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	$183,000	$170,200
2.13%, 02/15/2027(b)	110,000	97,751
2.85%, 09/30/2028(b)	68,000	59,074
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	42,000	42,531
CI Financial Corp. (Canada), 3.20%, 12/17/2030	76,000	69,372
FS KKR Capital Corp., 1.65%, 10/12/2024	79,000	74,529
OWL Rock Core Income Corp., 4.70%, 02/08/2027(b)	122,000	117,487
		985,834
Automobile Manufacturers–1.13%
BMW US Capital LLC (Germany),
1.14% (SOFR + 0.84%), 04/01/2025(b)(e)	77,000	77,126
3.45%, 04/01/2027(b)	86,000	86,710
3.70%, 04/01/2032(b)	99,000	100,160
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	319,000	320,165
Daimler Trucks Finance North America LLC (Germany),
3.50%, 04/07/2025(b)	181,000	180,801
3.65%, 04/07/2027(b)	150,000	149,702
General Motors Financial Co., Inc., 4.15%, 06/19/2023	45,000	45,682
Hyundai Capital America,
5.75%, 04/06/2023(b)	57,000	58,601
4.13%, 06/08/2023(b)	66,000	66,869
2.00%, 06/15/2028(b)	97,000	86,188
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	101,000	90,583
		1,262,587
Automotive Retail–0.11%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	136,000	122,702
Biotechnology–0.07%
AbbVie, Inc., 3.85%, 06/15/2024	72,000	73,462
Brewers–0.03%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	24,000	35,562
Building Products–0.24%
Fortune Brands Home & Security, Inc.,
4.00%, 03/25/2032	58,000	58,159
4.50%, 03/25/2052	136,000	133,349
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	38,000	33,411
Masco Corp., 1.50%, 02/15/2028	50,000	44,095
		269,014

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Cable & Satellite–0.64%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.97% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	$103,000	$105,035
3.50%, 06/01/2041	61,000	50,851
3.50%, 03/01/2042	123,000	102,038
3.90%, 06/01/2052	89,000	75,329
3.85%, 04/01/2061	88,000	71,025
4.40%, 12/01/2061	41,000	35,837
Comcast Corp., 2.65%, 08/15/2062	56,000	43,354
Cox Communications, Inc.,
2.60%, 06/15/2031(b)	72,000	65,173
3.60%, 06/15/2051(b)	179,000	159,898
		708,540
Computer & Electronics Retail–0.16%
Dell International LLC/EMC Corp.,
5.30%, 10/01/2029	56,000	61,094
3.45%, 12/15/2051(b)	78,000	63,551
Leidos, Inc., 2.30%, 02/15/2031	65,000	56,470
		181,115
Consumer Finance–0.19%
Ally Financial, Inc., 2.20%, 11/02/2028	62,000	56,136
American Express Co., 2.55%, 03/04/2027	127,000	123,639
Synchrony Financial, 4.25%, 08/15/2024	34,000	34,501
		214,276
Distillers & Vintners–0.28%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	307,000	309,215
Distributors–0.09%
Genuine Parts Co., 2.75%, 02/01/2032	105,000	96,488
Diversified Banks–10.35%
Banco Santander S.A. (Spain), 1.72%, 09/14/2027(c)	200,000	180,936
Bank of America Corp.,
3.82%, 01/20/2028(c)	28,000	28,355
1.23% (SOFR + 1.05%), 02/04/2028(e)	169,000	167,980
4.27%, 07/23/2029(c)	38,000	39,244
2.59%, 04/29/2031(c)	34,000	31,426
2.69%, 04/22/2032(c)	144,000	132,644
2.30%, 07/21/2032(c)	67,000	59,722
2.57%, 10/20/2032(c)	89,000	81,011
2.97%, 02/04/2033(c)	115,000	107,878
2.48%, 09/21/2036(c)	119,000	102,499
3.85%, 03/08/2037(c)	52,000	49,869
7.75%, 05/14/2038	232,000	324,717
Series RR, 4.38%(c)(d)	293,000	276,094
Barclays PLC (United Kingdom), 3.33%, 11/24/2042(c)	200,000	174,298
BNP Paribas S.A. (France),
2.16%, 09/15/2029(b)(c)	206,000	183,577
4.63%(b)(c)(d)	409,000	385,483
Principal Amount		Value
Diversified Banks–(continued)
BPCE S.A. (France),
0.69% (SOFR + 0.57%), 01/14/2025(b)(e)	$250,000	$248,576
4.50%, 03/15/2025(b)	185,000	187,250
2.05%, 10/19/2027(b)(c)	250,000	230,357
Citigroup, Inc.,
0.84% (SOFR + 0.69%), 01/25/2026(e)	74,000	72,842
3.11%, 04/08/2026(c)	49,000	48,618
4.08%, 04/23/2029(c)	41,000	41,830
4.41%, 03/31/2031(c)	41,000	42,642
2.56%, 05/01/2032(c)	91,000	82,242
2.52%, 11/03/2032(c)	58,000	52,148
3.06%, 01/25/2033(c)	56,000	52,382
3.79%, 03/17/2033(c)	239,000	237,198
2.90%, 11/03/2042(c)	90,000	77,414
3.88%(c)(d)	376,000	355,320
Series V, 4.70%(c)(d)	165,000	158,400
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	200,000	178,208
Cooperatieve Rabobank U.A. (Netherlands), 3.76%, 04/06/2033(b)(c)	250,000	249,575
Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)	310,000	313,945
4.75%(b)(c)(d)	209,000	190,175
7.88%(b)(c)(d)	200,000	211,375
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(b)(c)	200,000	182,411
Discover Bank, 4.65%, 09/13/2028	116,000	120,586
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(c)	103,000	104,077
1.69% (SOFR + 1.43%), 03/10/2026(e)	254,000	254,774
2.25%, 11/22/2027(c)	200,000	186,576
2.87%, 11/22/2032(c)	200,000	182,045
4.60%(c)(d)	225,000	201,375
6.25%(c)(d)	243,000	246,565
ING Groep N.V. (Netherlands),
1.31% (SOFR + 1.01%), 04/01/2027(e)	368,000	362,652
6.88%(b)(c)(d)	200,000	200,471
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	60,000	60,703
2.08%, 04/22/2026(c)	65,000	62,773
3.78%, 02/01/2028(c)	55,000	55,767
3.54%, 05/01/2028(c)	39,000	39,152
2.58%, 04/22/2032(c)	89,000	81,661
2.96%, 01/25/2033(c)	56,000	52,852
3.11%, 04/22/2041(c)	38,000	34,460
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.49%, 10/13/2032(c)	211,000	190,192
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	200,000	175,220
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)(c)	153,000	149,875
Nordea Bank Abp (Finland),
3.75%(b)(c)(d)	210,000	180,774
6.63%(b)(c)(d)	202,000	212,039
PNC Bank N.A., 2.50%, 08/27/2024	255,000	253,128
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada),
3.70%, 10/05/2023	$38,000	$38,707
0.85% (SOFR + 0.71%), 01/21/2027(e)	235,000	232,648
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(c)	200,000	176,178
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	188,399
2.14%, 09/23/2030	107,000	93,965
2.22%, 09/17/2031	200,000	177,235
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	461,000	422,448
Truist Bank, 2.64%, 09/17/2029(c)	390,000	383,730
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	36,000	36,026
1.38%, 07/22/2030	35,000	30,337
2.49%, 11/03/2036(c)	188,000	168,908
3.70%(c)(d)	320,000	290,400
Wells Fargo & Co.,
3.53%, 03/24/2028(c)	100,000	99,879
3.58%, 05/22/2028(c)	41,000	40,985
4.75%, 12/07/2046	29,000	31,647
Series BB, 3.90%(c)(d)	110,000	105,509
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	75,000	64,511
		11,527,870
Diversified Capital Markets–1.00%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	191,274
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	147,000	149,687
4.19%, 04/01/2031(b)(c)	250,000	247,057
5.10%(b)(c)(d)	201,000	185,422
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	153,000	155,969
4.38%(b)(c)(d)	200,000	181,000
		1,110,409
Diversified Chemicals–0.03%
Dow Chemical Co. (The), 3.63%, 05/15/2026	31,000	31,404
Diversified Metals & Mining–0.09%
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	115,000	99,669
Diversified REITs–0.20%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	55,000	50,339
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	21,000	21,566
4.05%, 07/01/2030	34,000	34,166
2.50%, 08/16/2031	44,000	38,937
CubeSmart L.P.,
2.25%, 12/15/2028	29,000	26,377
2.50%, 02/15/2032	57,000	51,097
		222,482
Principal Amount		Value
Drug Retail–0.28%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	$339,000	$317,099
Electric Utilities–0.77%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	165,641
Duke Energy Corp., 3.25%, 01/15/2082(c)	79,000	70,088
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	219,000	219,399
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	200,000	165,663
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	122,000	115,434
PacifiCorp, 2.90%, 06/15/2052	80,000	70,260
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	57,000	52,699
		859,184
Electronic Equipment & Instruments–0.15%
Vontier Corp.,
2.40%, 04/01/2028	97,000	85,498
2.95%, 04/01/2031	91,000	81,016
		166,514
Electronic Manufacturing Services–0.04%
Jabil, Inc., 3.00%, 01/15/2031	46,000	42,206
Financial Exchanges & Data–1.12%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	287,000	278,297
FactSet Research Systems, Inc.,
2.90%, 03/01/2027	115,000	111,944
3.45%, 03/01/2032	130,000	125,757
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	34,000	28,974
Moody’s Corp.,
2.00%, 08/19/2031	75,000	66,645
2.75%, 08/19/2041	86,000	73,675
3.75%, 02/25/2052	104,000	102,809
3.10%, 11/29/2061	214,000	179,512
S&P Global, Inc.,
2.90%, 03/01/2032(b)	79,000	76,692
3.70%, 03/01/2052(b)	80,000	81,360
3.90%, 03/01/2062(b)	119,000	122,754
		1,248,419
Food Retail–0.12%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	56,000	50,455
3.63%, 05/13/2051(b)	93,000	84,775
		135,230
Health Care Distributors–0.06%
McKesson Corp., 1.30%, 08/15/2026	71,000	65,281
Health Care REITs–0.18%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	37,000	36,943
2.00%, 03/15/2031	34,000	29,470
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Health Care REITs–(continued)
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	$89,000	$77,762
Welltower, Inc., 3.85%, 06/15/2032	55,000	55,452
		199,627
Health Care Services–0.77%
Cigna Corp., 4.13%, 11/15/2025	34,000	35,072
CVS Health Corp., 1.30%, 08/21/2027	48,000	43,732
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	150,000	139,004
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	70,000	61,455
Series 2042, 2.72%, 01/01/2042	68,000	56,877
2.86%, 01/01/2052	77,000	63,136
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	205,000	162,667
Roche Holdings, Inc. (Switzerland), 2.31%, 03/10/2027(b)	300,000	291,515
		853,458
Home Improvement Retail–0.05%
Lowe’s Cos., Inc., 3.35%, 04/01/2027	52,000	52,363
Homebuilding–0.14%
D.R. Horton, Inc., 4.75%, 02/15/2023	40,000	40,631
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	152,000	117,941
		158,572
Hotels, Resorts & Cruise Lines–0.44%
Expedia Group, Inc.,
4.63%, 08/01/2027	31,000	32,260
3.25%, 02/15/2030	334,000	318,373
2.95%, 03/15/2031	151,000	140,052
		490,685
Independent Power Producers & Energy Traders–0.20%
AES Corp. (The),
1.38%, 01/15/2026	34,000	31,309
2.45%, 01/15/2031	37,000	33,148
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(b)	149,000	156,848
		221,305
Industrial Machinery–0.02%
Flowserve Corp., 2.80%, 01/15/2032	31,000	27,470
Industrial REITs–0.05%
LXP Industrial Trust, 2.38%, 10/01/2031	57,000	50,659
Insurance Brokers–0.07%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	52,000	46,405
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	35,000	30,346
		76,751
Principal Amount		Value
Integrated Oil & Gas–0.72%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	$117,000	$105,259
2.94%, 06/04/2051	15,000	12,865
3.00%, 03/17/2052	58,000	50,232
BP Capital Markets PLC (United Kingdom),
4.38%(c)(d)	73,000	73,584
4.88%(c)(d)	229,000	230,288
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	45,000	43,233
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	158,000	142,228
3.00%, 11/26/2051	158,000	141,811
		799,500
Integrated Telecommunication Services–1.05%
AT&T, Inc.,
0.94% (SOFR + 0.64%), 03/25/2024(e)	139,000	139,000
4.30%, 02/15/2030	34,000	35,962
2.55%, 12/01/2033	195,000	173,636
3.10%, 02/01/2043	52,000	45,025
3.50%, 09/15/2053	87,000	76,670
3.50%, 02/01/2061	31,000	26,459
Verizon Communications, Inc.,
1.75%, 01/20/2031	34,000	29,691
2.55%, 03/21/2031	36,000	33,496
2.36%, 03/15/2032(b)	334,000	302,237
2.65%, 11/20/2040	31,000	26,450
3.40%, 03/22/2041	39,000	36,664
2.85%, 09/03/2041	125,000	110,396
2.88%, 11/20/2050	36,000	30,190
3.55%, 03/22/2051	21,000	19,818
3.00%, 11/20/2060	43,000	35,212
3.70%, 03/22/2061	58,000	54,037
		1,174,943
Interactive Home Entertainment–0.06%
Electronic Arts, Inc., 1.85%, 02/15/2031	81,000	71,248
Internet & Direct Marketing Retail–0.19%
Amazon.com, Inc.,
2.88%, 05/12/2041	101,000	93,447
3.10%, 05/12/2051	125,000	117,892
		211,339
Internet Services & Infrastructure–0.06%
VeriSign, Inc., 2.70%, 06/15/2031	70,000	63,463
Investment Banking & Brokerage–3.51%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	88,000	78,376
Brookfield Finance, Inc. (Canada),
3.90%, 01/25/2028	126,000	126,705
3.63%, 02/15/2052	214,000	192,698
Charles Schwab Corp. (The),
1.30% (SOFR + 1.05%), 03/03/2027(e)	195,000	196,158
2.45%, 03/03/2027	56,000	54,460
2.90%, 03/03/2032	118,000	113,770
5.00%(c)(d)	116,000	115,861
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
0.84% (SOFR + 0.58%), 03/08/2024(e)	$205,000	$203,240
0.84% (SOFR + 0.70%), 01/24/2025(e)	136,000	135,144
3.50%, 04/01/2025	42,000	42,339
3.50%, 11/16/2026	23,000	23,116
1.06% (SOFR + 0.79%), 12/09/2026(e)	429,000	421,614
1.09%, 12/09/2026(c)	54,000	49,511
1.08% (SOFR + 0.81%), 03/09/2027(e)	343,000	334,869
1.06% (SOFR + 0.92%), 10/21/2027(e)	285,000	280,317
1.95%, 10/21/2027(c)	88,000	81,906
1.35% (SOFR + 1.12%), 02/24/2028(e)	65,000	64,993
3.62%, 03/15/2028(c)	262,000	261,960
1.99%, 01/27/2032(c)	56,000	48,590
2.62%, 04/22/2032(c)	35,000	31,883
2.38%, 07/21/2032(c)	67,000	59,463
2.65%, 10/21/2032(c)	109,000	98,782
3.10%, 02/24/2033(c)	80,000	75,492
3.21%, 04/22/2042(c)	36,000	32,705
3.44%, 02/24/2043(c)	94,000	87,284
Series V, 4.13%(c)(d)	109,000	102,351
Morgan Stanley,
0.78% (SOFR + 0.63%), 01/24/2025(e)	96,000	95,609
5.00%, 11/24/2025	48,000	50,643
2.19%, 04/28/2026(c)	34,000	32,877
3.62%, 04/01/2031(c)	41,000	40,839
2.24%, 07/21/2032(c)	112,000	99,395
2.51%, 10/20/2032(c)	67,000	60,551
2.94%, 01/21/2033(c)	94,000	88,259
2.48%, 09/16/2036(c)	152,000	130,571
		3,912,331
IT Consulting & Other Services–0.09%
DXC Technology Co., 2.38%, 09/15/2028	110,000	99,596
Leisure Products–0.12%
Brunswick Corp., 4.40%, 09/15/2032	137,000	135,623
Life & Health Insurance–2.70%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	55,000	57,473
Athene Global Funding,
1.20%, 10/13/2023(b)	84,000	81,858
1.45%, 01/08/2026(b)	45,000	41,704
2.95%, 11/12/2026(b)	78,000	75,632
3.21%, 03/08/2027(b)	230,000	221,683
Athene Holding Ltd.,
6.15%, 04/03/2030	44,000	49,698
3.95%, 05/25/2051	13,000	11,919
3.45%, 05/15/2052	122,000	103,309
Brighthouse Financial Global Funding, 1.20%, 12/15/2023(b)	146,000	141,846
Brighthouse Financial, Inc., 3.85%, 12/22/2051	169,000	141,353
Principal Amount		Value
Life & Health Insurance–(continued)
Corebridge Financial, Inc.,
3.90%, 04/05/2032(b)	$96,000	$95,858
4.35%, 04/05/2042(b)	47,000	46,987
4.40%, 04/05/2052(b)	67,000	66,989
F&G Global Funding, 2.00%, 09/20/2028(b)	140,000	125,519
GA Global Funding Trust,
2.25%, 01/06/2027(b)	198,000	185,136
1.95%, 09/15/2028(b)	255,000	227,154
2.90%, 01/06/2032(b)	207,000	188,481
MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	612,000	571,984
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	33,000	32,984
Pacific Life Global Funding II,
1.10% (SOFR + 0.80%), 03/30/2025(b)(e)	270,000	269,756
0.88% (SOFR + 0.62%), 06/04/2026(b)(e)	119,000	118,461
Pacific LifeCorp, 3.35%, 09/15/2050(b)	44,000	40,423
Prudential Financial, Inc., 5.20%, 03/15/2044(c)	58,000	58,074
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	57,000	55,004
		3,009,285
Life Sciences Tools & Services–0.03%
Illumina, Inc., 2.55%, 03/23/2031	34,000	30,958
Managed Health Care–0.26%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	160,000	140,249
3.00%, 06/01/2051	170,000	150,502
		290,751
Movies & Entertainment–1.11%
Magallanes, Inc.,
4.28%, 03/15/2032(b)	189,000	190,075
5.05%, 03/15/2042(b)	305,000	311,742
5.14%, 03/15/2052(b)	376,000	385,577
5.39%, 03/15/2062(b)	335,000	347,086
		1,234,480
Multi-line Insurance–0.18%
Allianz SE (Germany), 3.20%(b)(c)(d)	237,000	206,190
Multi-Utilities–0.11%
Ameren Corp., 2.50%, 09/15/2024	28,000	27,648
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	33,000	32,598
WEC Energy Group, Inc.,
1.38%, 10/15/2027	35,000	31,545
1.80%, 10/15/2030	34,000	29,515
		121,306
Office REITs–0.32%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	66,000	62,192
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Office REITs–(continued)
Office Properties Income Trust,
4.25%, 05/15/2024	$141,000	$142,014
4.50%, 02/01/2025	72,000	71,929
2.65%, 06/15/2026	14,000	12,821
2.40%, 02/01/2027	71,000	63,262
		352,218
Oil & Gas Exploration & Production–0.56%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	65,000	62,402
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	80,000	69,761
Continental Resources, Inc.,
2.27%, 11/15/2026(b)	40,000	37,400
2.88%, 04/01/2032(b)	53,000	47,345
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(b)	216,000	201,446
3.10%, 07/15/2031(b)	216,000	200,374
		618,728
Oil & Gas Storage & Transportation–1.05%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	121,000	115,525
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	49,000	63,738
Enbridge, Inc. (Canada),
0.84% (SOFR + 0.63%), 02/16/2024(e)	33,000	33,001
1.60%, 10/04/2026	51,000	47,214
3.40%, 08/01/2051	51,000	45,388
Energy Transfer L.P.,
4.25%, 03/15/2023	34,000	34,383
4.00%, 10/01/2027	25,000	25,204
Kinder Morgan, Inc., 7.75%, 01/15/2032	67,000	86,508
MPLX L.P.,
1.75%, 03/01/2026	42,000	39,411
4.25%, 12/01/2027	26,000	26,902
4.95%, 03/14/2052	284,000	296,436
ONEOK, Inc., 6.35%, 01/15/2031	61,000	70,676
Williams Cos., Inc. (The),
3.70%, 01/15/2023	51,000	51,340
2.60%, 03/15/2031	173,000	159,563
3.50%, 10/15/2051	80,000	70,307
		1,165,596
Other Diversified Financial Services–1.88%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
2.45%, 10/29/2026	226,000	209,357
3.00%, 10/29/2028	154,000	142,316
3.30%, 01/30/2032	211,000	190,547
3.40%, 10/29/2033	194,000	174,272
3.85%, 10/29/2041	191,000	168,035
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	55,000	50,285
2.75%, 02/21/2028(b)	58,000	51,680
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	72,000	61,059
2.55%, 03/30/2032(b)	58,000	53,005
2.80%, 09/30/2050(b)	31,000	25,091
3.20%, 01/30/2052(b)	124,000	107,592
Principal Amount		Value
Other Diversified Financial Services–(continued)
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	$26,000	$24,449
2.35%, 11/22/2024(b)	101,000	96,402
2.63%, 12/15/2026(b)	221,000	199,241
3.25%, 03/15/2027(b)	111,000	101,903
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	86,000	73,329
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	200,000	184,308
2.00%, 04/06/2028(b)	203,000	185,163
		2,098,034
Packaged Foods & Meats–0.32%
Conagra Brands, Inc., 4.60%, 11/01/2025	43,000	44,570
General Mills, Inc., 2.25%, 10/14/2031	49,000	44,027
JDE Peet’s N.V. (Netherlands),
1.38%, 01/15/2027(b)	150,000	134,895
2.25%, 09/24/2031(b)	155,000	135,012
		358,504
Paper Packaging–0.34%
Berry Global, Inc., 1.65%, 01/15/2027	312,000	284,700
Packaging Corp. of America, 3.65%, 09/15/2024	38,000	38,518
Sealed Air Corp., 1.57%, 10/15/2026(b)	65,000	59,313
		382,531
Pharmaceuticals–0.51%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	313,000	316,402
Bristol-Myers Squibb Co., 3.70%, 03/15/2052	83,000	83,665
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	131,000	118,286
Mylan, Inc., 3.13%, 01/15/2023(b)	49,000	49,212
		567,565
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	83,000	82,961
Property & Casualty Insurance–0.53%
Chubb INA Holdings, Inc.,
2.85%, 12/15/2051	28,000	24,388
3.05%, 12/15/2061	69,000	59,637
CNA Financial Corp., 3.45%, 08/15/2027	34,000	34,085
Fidelity National Financial, Inc.,
2.45%, 03/15/2031	46,000	40,812
3.20%, 09/17/2051	34,000	26,879
First American Financial Corp., 2.40%, 08/15/2031	74,000	64,895
Progressive Corp. (The),
2.50%, 03/15/2027	75,000	73,543
3.00%, 03/15/2032	39,000	37,990
3.70%, 03/15/2052	55,000	55,465
Stewart Information Services Corp., 3.60%, 11/15/2031	130,000	118,471
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp., 3.15%, 09/30/2061	$65,000	$50,458
		586,623
Railroads–0.03%
Union Pacific Corp., 2.15%, 02/05/2027	35,000	33,697
Real Estate Development–0.05%
Essential Properties L.P., 2.95%, 07/15/2031	65,000	56,999
Regional Banks–2.18%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	143,000	146,662
2.50%, 02/06/2030	31,000	28,624
3.25%, 04/30/2030	16,000	15,661
2.64%, 09/30/2032	221,000	195,461
Fifth Third Bank N.A., 3.85%, 03/15/2026	168,000	170,716
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	46,000	46,894
2.49%, 08/15/2036(b)(c)	69,000	60,150
KeyCorp, 2.25%, 04/06/2027	48,000	45,394
M&T Bank Corp., 3.50%(c)(d)	129,000	116,259
PNC Financial Services Group, Inc. (The),
3.15%, 05/19/2027	33,000	33,095
Series O, 3.99% (3 mo. USD LIBOR + 3.68%)(d)(e)	268,000	268,215
Santander Holdings USA, Inc., 3.50%, 06/07/2024	35,000	35,120
SVB Financial Group,
2.10%, 05/15/2028	48,000	43,842
1.80%, 02/02/2031	72,000	62,145
4.10%(c)(d)	172,000	147,060
Series C, 4.00%(c)(d)	348,000	322,335
Series D, 4.25%(c)(d)	294,000	272,501
Series E, 4.70%(c)(d)	197,000	176,561
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	239,324
		2,426,019
Reinsurance–0.07%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	43,000	37,406
Global Atlantic Fin Co., 3.13%, 06/15/2031(b)	46,000	41,233
		78,639
Residential REITs–0.36%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	14,000	12,382
3.63%, 04/15/2032	133,000	129,698
3.38%, 07/15/2051	16,000	13,423
4.30%, 04/15/2052	67,000	65,149
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	28,000	25,390
2.70%, 01/15/2034	101,000	88,540
Mid-America Apartments L.P., 2.88%, 09/15/2051	15,000	12,615
Spirit Realty L.P., 3.20%, 01/15/2027	32,000	31,359
Principal Amount		Value
Residential REITs–(continued)
Sun Communities Operating L.P., 2.70%, 07/15/2031	$19,000	$17,172
		395,728
Restaurants–0.11%
Starbucks Corp., 3.00%, 02/14/2032	129,000	123,171
Retail REITs–0.68%
Agree L.P.,
2.00%, 06/15/2028	34,000	30,868
2.60%, 06/15/2033	48,000	42,377
Kimco Realty Corp.,
1.90%, 03/01/2028	55,000	49,971
2.70%, 10/01/2030	24,000	22,520
2.25%, 12/01/2031	80,000	71,767
Kite Realty Group L.P., 4.00%, 10/01/2026	82,000	82,162
Kite Realty Group Trust, 4.75%, 09/15/2030	33,000	34,191
National Retail Properties, Inc., 3.50%, 04/15/2051	60,000	52,962
Realty Income Corp.,
2.20%, 06/15/2028	24,000	22,175
3.25%, 01/15/2031	34,000	33,437
2.85%, 12/15/2032	23,000	21,766
Regency Centers L.P., 2.95%, 09/15/2029	38,000	36,250
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(c)	166,000	163,095
Simon Property Group L.P., 1.38%, 01/15/2027(g)	96,000	88,429
		751,970
Semiconductors–0.73%
Broadcom, Inc.,
4.15%, 11/15/2030	91,000	92,373
2.45%, 02/15/2031(b)	46,000	41,106
3.42%, 04/15/2033(b)	56,000	52,369
3.47%, 04/15/2034(b)	96,000	89,109
3.14%, 11/15/2035(b)	231,000	203,993
Marvell Technology, Inc., 2.95%, 04/15/2031	117,000	108,345
Micron Technology, Inc.,
2.70%, 04/15/2032	58,000	52,598
3.37%, 11/01/2041	37,000	33,127
QUALCOMM, Inc.,
2.15%, 05/20/2030	55,000	51,225
3.25%, 05/20/2050	55,000	53,275
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	13,000	12,095
3.00%, 06/01/2031	31,000	27,647
		817,262
Soft Drinks–0.26%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	306,000	288,754
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Specialized REITs–0.91%
American Tower Corp.,
3.00%, 06/15/2023	$42,000	$42,151
4.00%, 06/01/2025	23,000	23,330
2.70%, 04/15/2031	114,000	103,289
4.05%, 03/15/2032	84,000	84,300
2.95%, 01/15/2051	62,000	48,896
Crown Castle International Corp., 2.50%, 07/15/2031	105,000	93,841
EPR Properties,
4.75%, 12/15/2026	56,000	56,100
4.95%, 04/15/2028	93,000	93,161
3.60%, 11/15/2031	117,000	106,275
Equinix, Inc., 3.90%, 04/15/2032	164,000	163,137
Extra Space Storage L.P.,
3.90%, 04/01/2029	47,000	47,143
2.35%, 03/15/2032	92,000	80,900
Life Storage L.P., 2.40%, 10/15/2031	85,000	75,053
		1,017,576
Systems Software–0.04%
VMware, Inc., 2.20%, 08/15/2031	52,000	45,864
Technology Hardware, Storage & Peripherals–0.27%
Apple, Inc.,
4.38%, 05/13/2045	24,000	27,203
2.55%, 08/20/2060	161,000	132,447
2.80%, 02/08/2061	163,000	140,674
		300,324
Thrifts & Mortgage Finance–0.13%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(b)(c)	150,000	149,794
Tobacco–0.39%
Altria Group, Inc.,
3.70%, 02/04/2051	79,000	64,091
4.00%, 02/04/2061	79,000	66,534
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	308,000	308,746
		439,371
Trading Companies & Distributors–0.05%
Air Lease Corp., 2.20%, 01/15/2027	55,000	50,987
Trucking–0.45%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	39,000	39,424
3.40%, 11/15/2026(b)	45,000	44,865
SMBC Aviation Capital Finance DAC (Ireland), 1.90%, 10/15/2026(b)	205,000	183,479
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	128,000	119,513
3.15%, 06/15/2031(b)	121,000	110,756
		498,037
Principal Amount		Value
Wireless Telecommunication Services–0.22%
T-Mobile USA, Inc., 3.40%, 10/15/2052(b)	$288,000	$245,972
Total U.S. Dollar Denominated Bonds & Notes (Cost $52,356,677)		49,398,304

Asset-Backed Securities–28.35%
American Credit Acceptance Receivables Trust,
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	582	582
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	31,795	31,837
AmeriCredit Automobile Receivables Trust,
Series 2017-4, Class D, 3.08%, 12/18/2023	190,000	190,698
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	262,111
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	100,418
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	279,204
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	134,480
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	280,000	257,071
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	48,321	48,269
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	146,877	145,165
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	84,586	80,214
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	187,618	179,869
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	307,162	299,889
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	481,000	476,805
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	36,090	34,105
Series 2007-C, Class 1A4, 2.99%, 05/20/2036(h)	12,438	12,371
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	22,905	20,943
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(j)	1,531,379	78,833
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	249,454	236,432
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	250,384	232,168
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	244,179	234,076
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	262,991	250,870
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	320,508	297,788
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$30,190	$30,637
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	30,643	31,048
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.49%, 01/15/2051(j)	1,717,805	39,030
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	120,927	118,322
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 1.25% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(e)	135,000	133,355
Series 2021-VOLT, Class A, 1.10% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(e)	250,000	243,904
Series 2021-VOLT, Class B, 1.35% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(e)	225,000	220,540
Series 2021-XL2, Class B, 1.39% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(e)	102,476	100,261
BX Trust,
Series 2022-LBA6, Class A, 1.30% (1.00% + SOFR Term Rate), 01/15/2039(b)(e)	220,000	216,498
Series 2022-LBA6, Class B, 1.60% (1.30% + SOFR Term Rate), 01/15/2039(b)(e)	130,000	126,868
Series 2022-LBA6, Class C, 1.90% (1.60% + SOFR Term Rate), 01/15/2039(b)(e)	100,000	98,653
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	105,000	104,929
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	99,769
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(j)	700,910	22,502
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 1.23% (3 mo. USD LIBOR + 0.98%), 04/20/2031(b)(e)	250,000	248,816
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	6,823	6,839
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.96%, 01/25/2036(h)	36,498	34,717
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.00%, 11/10/2046(j)	358,148	4,429
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	38,347	38,687
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(j)	1,950,280	77,467
Principal Amount		Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	$90,759	$92,678
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	251,065	233,714
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	126,237
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	36,546	36,557
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	122,955	118,478
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	186,032	180,952
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(i)	191,256	187,153
Series 2022-3, Class A1, 3.90%, 02/01/2067(b)(h)	260,000	259,798
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.49%, 12/10/2045(j)	1,787,327	8,712
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	245,000	244,224
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	34,095	34,338
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	713,849
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	171,737
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	478,155
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	3,297	3,227
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	34,132	26,388
Series 2005-JA, Class A7, 5.50%, 11/25/2035	4,137	3,952
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	63,404	61,874
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	74,969	72,535
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	235,657	233,080
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(h)	115,000	112,356
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	637,000	596,958
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	106,271	72,511
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(b)	115,000	115,099
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

Drive Auto Receivables Trust,
Series 2018-1, Class D, 3.81%, 05/15/2024	$4,323	$4,328
Series 2018-2, Class D, 4.14%, 08/15/2024	47,089	47,395
Series 2018-3, Class D, 4.30%, 09/16/2024	62,084	62,536
Series 2018-5, Class C, 3.99%, 01/15/2025	6,599	6,607
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 1.24% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(e)	100,056	99,424
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	27,321	27,195
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	46,421	44,747
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	170,662	162,223
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	25,276	25,293
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	240,000	239,212
Extended Stay America Trust, Series 2021-ESH, Class B, 1.78% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(e)	114,297	112,987
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 1.11% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	61,618	29,062
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	412,038	395,211
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	91,127	87,453
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 1.00% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	560,000	560,514
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)(h)	90,000	90,360
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)(h)	60,000	60,212
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)(h)	95,000	95,270
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(h)	285,000	286,015
GoldenTree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class AR, 1.32% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(e)	260,000	258,199
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 1.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(e)	330,000	327,226
Principal Amount		Value

GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	$45,000	$45,769
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	5,422	5,435
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	29,878	30,160
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	245,000	227,681
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	215,863	206,946
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.02%, 07/25/2035(h)	11,193	11,427
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	103,285
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	93,981
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	104,000	98,609
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	315,000	316,804
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	305,340
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	39,982
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	221,637
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	26,016	25,932
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 2.39%, 07/25/2035(h)	19,163	19,366
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	299,352	276,932
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	245,000	240,506
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	199,755
Series 2015-C27, Class XA, IO, 1.14%, 02/15/2048(j)	1,941,120	52,641
KKR CLO 30 Ltd., Series 30A, Class A1R, 1.26% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(e)	268,000	266,646
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 0.52%, 02/18/2030	20,803	0
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(h)	11,387	3,631
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

Life Mortgage Trust,
Series 2021-BMR, Class A, 1.10% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(e)	$152,360	$149,108
Series 2021-BMR, Class B, 1.28% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(e)	235,913	228,606
Series 2021-BMR, Class C, 1.50% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(e)	108,127	104,666
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.40% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(e)	742,000	736,875
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.56% (1 mo. USD LIBOR + 0.10%), 08/25/2036(e)	36,973	15,711
Med Trust,
Series 2021-MDLN, Class A, 1.35% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(e)	165,000	162,386
Series 2021-MDLN, Class B, 1.85% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(e)	268,000	263,728
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	165,797	159,883
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	160,817	154,156
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(h)	173,214	161,243
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(h)	219,613	210,523
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	214,953	203,541
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 1.10% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(e)	125,000	122,789
Series 2021-STOR, Class B, 1.30% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(e)	105,000	103,099
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	225,364
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	596,031
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(j)	670,521	23,274
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(h)	241,091	231,869
Motel Trust, Series 2021-MTL6, Class A, 1.30% (1 mo. USD LIBOR + 0.90%), 09/15/2038(b)(e)	84,100	82,936
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.27% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	293,000	292,073
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.30% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(e)	250,000	248,905
Principal Amount		Value

New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	$168,000	$166,294
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	228,786	221,895
Series 2022-NQM2, Class A1, 2.93%, 01/25/2062(b)(h)	257,509	252,710
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(i)	164,726	162,623
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(i)	135,000	131,426
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	192,678	184,924
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 1.20% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(e)	250,000	248,232
Series 2020-8RA, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(e)	433,000	431,504
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 1.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(e)	500,000	497,905
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(e)	400,000	399,100
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.51% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	287,936	286,432
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	260,854	246,393
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	115,000	115,135
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	395,000	375,615
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	140,000	130,790
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 1.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(e)	271,515	271,425
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	320	290
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,984	3,756
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	52,023	50,744
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	145,000	144,242
Santander Drive Auto Receivables Trust,
Series 2018-2, Class D, 3.88%, 02/15/2024	57,035	57,206
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	195,826
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	165,629
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	$115,000	$115,176
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	210,000	210,526
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	295,000	289,895
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	130,000	127,764
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	119,400	104,744
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	119,400	102,056
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	189,983	186,492
Series 2021-SFR1, Class A, 1.04% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(e)	792,432	785,480
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	27,525	27,353
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	328,088	310,614
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	235,157	224,891
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.53% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	250,000	248,296
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	315,067	292,637
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	271,000	269,483
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	305,981	274,367
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.98%, 11/15/2050(j)	1,213,826	44,334
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(i)	69,935	69,737
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(i)	87,568	87,262
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(h)	32,885	32,455
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	78,435	75,936
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(h)	263,939	250,463
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	145,800	142,608
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(i)	166,294	162,032
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	200,000	199,109
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	88,101	86,133
Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.49%, 10/25/2033(h)	$24,679	$24,672
Series 2005-AR14, Class 1A4, 2.85%, 12/25/2035(h)	55,097	55,455
Series 2005-AR16, Class 1A1, 2.67%, 12/25/2035(h)	25,601	25,832
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	152,803	153,319
Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(j)	880,083	36,737
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	199,270	199,581
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	150,504
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	130,634
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(h)	145,000	146,760
World Financial Network Credit Card Master Trust,
Series 2019-B, Class A, 2.49%, 04/15/2026	270,000	270,732
Series 2019-C, Class A, 2.21%, 07/15/2026	235,000	235,668
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	353,225	327,428
Total Asset-Backed Securities (Cost $32,808,583)		31,573,992
U.S. Government Sponsored Agency Mortgage-Backed Securities–14.33%
Collateralized Mortgage Obligations–1.22%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(k)	30,584	3,436
7.00%, 06/25/2023 to 04/25/2032(k)	88,777	14,713
6.50%, 04/25/2029 to 02/25/2033(j)(k)	242,962	39,887
6.00%, 02/25/2033 to 03/25/2036(j)(k)	196,960	33,986
5.50%, 09/25/2033 to 06/25/2035(j)(k)	292,163	47,670
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 5.50%, 04/25/2023 to 07/25/2046(k)	$86,959	$33,240
6.24% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(e)(k)	99,078	13,192
3.00%, 11/25/2027(k)	63,314	3,270
6.64% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(k)	38,711	4,751
7.43% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(k)	2,623	399
7.44% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(k)	52,606	7,981
6.79% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(k)	2,824	431
7.49% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(k)	13,150	1,987
7.53% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032 to 12/18/2032(e)(k)	5,151	850
7.64% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(k)	4,130	708
6.54% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(e)(k)	13,011	1,728
7.34% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(k)	450	74
7.54% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(k)	202,180	34,835
7.63% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(k)	19,672	2,314
7.79% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(k)	77,488	15,136
7.00%, 04/25/2033(k)	2,555	432
5.59% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(k)	37,704	4,324
6.29% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(k)	14,485	1,579
6.14% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(k)	26,762	2,982
3.50%, 08/25/2035(k)	223,407	28,415
5.64% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(k)	81,566	11,409
6.09% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(k)	25,221	3,201
5.69% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(k)	52,635	9,841
5.00% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(e)(k)	365,382	64,635
6.50%, 06/25/2023 to 10/25/2031	77,605	82,699
4.00%, 08/25/2026 to 08/25/2047(k)	86,148	9,469
6.00%, 11/25/2028 to 12/25/2031	65,516	70,369
0.71% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	678	677
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
22.89% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	$33,683	$49,070
22.53% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	23,501	33,774
22.53% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	19,181	26,376
1.40% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	14,174	14,403
PO, 0.00%, 09/25/2023(l)	5,591	5,498
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	4,118,300	24,820
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,744,990	31,761
Series K734, Class X1, IO, 0.65%, 02/25/2026(j)	2,029,108	42,532
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,036,559	68,405
Series K093, Class X1, IO, 0.95%, 05/25/2029(j)	1,685,774	96,412
Freddie Mac REMICs,
1.50%, 07/15/2023	3,243	3,247
6.75%, 02/15/2024	1,342	1,381
6.50%, 02/15/2028 to 06/15/2032	266,555	285,754
8.00%, 03/15/2030	519	583
1.40% (1 mo. USD LIBOR + 1.00%), 02/15/2032(e)	553	565
3.50%, 05/15/2032	9,782	9,843
23.30% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	5,323	7,860
0.80% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	886	888
IO, 7.25% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(k)	62,626	4,365
3.00%, 06/15/2027 to 05/15/2040(k)	217,261	12,127
2.50%, 05/15/2028(k)	44,103	2,169
8.26% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(k)	405	18
7.70% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(k)	832	98
6.30% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(k)	201,579	20,907
6.35% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(k)	23,153	2,393
6.32% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(k)	24,806	2,649
5.75% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(k)	7,358	641
6.60% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(k)	4,695	760
5.60% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(k)	4,329	598
5.67% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(k)	148,313	19,896
5.85% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(k)	34,823	4,409
5.70% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(k)	51,670	6,791
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.00%, 03/15/2045(k)	$30,647	$1,960
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(l)	7,725	7,344
IO, 3.00%, 12/15/2027(k)	90,833	5,199
3.27%, 12/15/2027(j)	22,349	1,134
7.00%, 09/01/2029(k)	1,884	291
7.50%, 12/15/2029(k)	36,286	6,041
6.00%, 12/15/2032(k)	22,674	3,192
		1,356,774
Federal Home Loan Mortgage Corp. (FHLMC)–0.22%
9.00%, 08/01/2022 to 05/01/2025	1,101	1,155
6.00%, 10/01/2022 to 10/01/2029	61,813	66,617
6.50%, 07/01/2028 to 04/01/2034	42,958	46,198
7.00%, 10/01/2031 to 10/01/2037	35,558	38,016
5.00%, 12/01/2034	1,672	1,778
5.50%, 09/01/2039	86,545	95,173
		248,937
Federal National Mortgage Association (FNMA)–9.12%
5.00%, 07/01/2022	11	11
7.00%, 01/01/2030 to 12/01/2032	6,657	7,243
8.50%, 07/01/2032	1,034	1,037
7.50%, 01/01/2033	1,366	1,496
6.50%, 01/01/2034	2,915	3,133
5.50%, 02/01/2035 to 05/01/2036	48,073	52,682
TBA, 2.00%, 04/01/2052(m)	10,868,583	10,090,375
		10,155,977
Government National Mortgage Association (GNMA)–3.77%
7.00%, 12/15/2023 to 03/15/2026	752	777
IO, 7.07% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(k)	22,347	58
6.12% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(k)	28,852	3,930
6.22% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(k)	183,584	20,818
4.50%, 09/16/2047(k)	131,644	20,915
5.77% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(k)	122,309	18,635
TBA, 2.50%, 04/01/2052(m)	4,265,000	4,136,883
		4,202,016
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,505,272)		15,963,704
U.S. Treasury Securities–12.64%
U.S. Treasury Bonds–1.84%
2.38%, 02/15/2042	974,200	939,951
1.88%, 11/15/2051	1,263,000	1,108,282
		2,048,233
Principal Amount		Value
U.S. Treasury Notes–10.80%
1.50%, 02/29/2024	$2,208,000	$2,176,001
1.50%, 02/15/2025	200,000	194,422
1.75%, 03/15/2025	2,213,000	2,166,319
1.88%, 02/28/2027	5,079,400	4,944,082
1.88%, 02/28/2029	161,300	155,743
1.88%, 02/15/2032	2,497,300	2,398,579
		12,035,146
Total U.S. Treasury Securities (Cost $14,341,984)		14,083,379
Shares
Preferred Stocks–0.91%
Asset Management & Custody Banks–0.06%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	58,000	59,537
Diversified Banks–0.65%
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	249,000	247,133
JPMorgan Chase & Co., 3.77% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	479,000	479,003
		726,136
Investment Banking & Brokerage–0.10%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	124,000	111,522
Other Diversified Financial Services–0.10%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	113,000	111,305
Total Preferred Stocks (Cost $1,023,377)		1,008,500
Principal Amount
Municipal Obligations–0.59%
California Health Facilities Financing Authority,
Series 2022, RB, 4.19%, 06/01/2037	$100,000	102,136
Series 2022, RB, 4.35%, 06/01/2041	75,000	76,394
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	110,000	92,907
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	170,000	146,201
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	280,000	243,639
Total Municipal Obligations (Cost $735,000)		661,277

Agency Credit Risk Transfer Notes–0.59%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 5.46% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	36,157	36,542
Series 2016-C02, Class 1M2, 6.46% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	96,429	101,710
Series 2022-R03, Class 1M1, 2.20% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	310,000	311,062
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 4.46% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	$43,357	$44,032
Series 2018-HQA1, Class M2, STACR®, 2.76% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	83,242	83,387
Series 2018-HQA2, Class M1, STACR®, 1.21% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(e)	27,109	27,088
Series 2019-HRP1, Class M2, STACR®, 1.86% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(e)	53,662	52,961
Total Agency Credit Risk Transfer Notes (Cost $662,978)		656,782
Shares
Money Market Funds–10.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(n)(o)	4,044,877	4,044,877
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(n)(o)	2,922,665	2,921,788
Invesco Treasury Portfolio, Institutional Class, 0.16%(n)(o)	4,622,717	4,622,717
Total Money Market Funds (Cost $11,590,599)		11,589,382
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-112.17% (Cost $131,024,470)		124,935,320
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 0.31%(n)(o)(p)	2,559	$2,559
Invesco Private Prime Fund, 0.34%(n)(o)(p)	6,190	6,190
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,750)		8,749
TOTAL INVESTMENTS IN SECURITIES–112.18% (Cost $131,033,220)		124,944,069
OTHER ASSETS LESS LIABILITIES—(12.18)%		(13,568,550)
NET ASSETS–100.00%		$111,375,519
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $40,890,267, which represented 36.71% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2022.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this security was out on loan at March 31, 2022.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Zero coupon bond issued at a discount.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,077,589	$2,084,672	$(4,117,384)	$-	$-	$4,044,877	$708
Invesco Liquid Assets Portfolio, Institutional Class	4,375,440	1,489,052	(2,940,989)	(528)	(1,187)	2,921,788	384
Invesco Treasury Portfolio, Institutional Class	6,945,817	2,382,482	(4,705,582)	-	-	4,622,717	406
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	918,341	(915,782)	-	-	2,559	22*
Invesco Private Prime Fund	-	1,895,932	(1,889,531)	(1)	(210)	6,190	82*
Total	$17,398,846	$8,770,479	$(14,569,268)	$(529)	$(1,397)	$11,598,131	$1,602

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	57	June-2022	$6,537,188	$(130,275)	$(130,275)
U.S. Treasury 10 Year Notes	66	June-2022	8,109,750	(212,578)	(212,578)
U.S. Treasury Ultra Bonds	34	June-2022	6,022,250	(198,742)	(198,742)
Subtotal—Long Futures Contracts				(541,595)	(541,595)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	18	June-2022	(3,814,594)	46,265	46,265
U.S. Treasury 10 Year Ultra Notes	24	June-2022	(3,251,250)	97,350	97,350
U.S. Treasury Long Bonds	25	June-2022	(3,751,563)	136,760	136,760
Subtotal—Short Futures Contracts				280,375	280,375
Total Futures Contracts				$(261,220)	$(261,220)

(a)	Futures contracts collateralized by $602,465 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$48,826,320	$571,984	$49,398,304
Asset-Backed Securities	—	31,573,992	—	31,573,992
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,963,704	—	15,963,704
U.S. Treasury Securities	—	14,083,379	—	14,083,379
Preferred Stocks	—	1,008,500	—	1,008,500
Municipal Obligations	—	661,277	—	661,277
Agency Credit Risk Transfer Notes	—	656,782	—	656,782
Money Market Funds	11,589,382	8,749	—	11,598,131
Total Investments in Securities	11,589,382	112,782,703	571,984	124,944,069
Other Investments - Assets*
Futures Contracts	280,375	—	—	280,375
Other Investments - Liabilities*
Futures Contracts	(541,595)	—	—	(541,595)
Total Other Investments	(261,220)	—	—	(261,220)
Total Investments	$11,328,162	$112,782,703	$571,984	$124,682,849

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Bond Fund